Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Huntington Intermediate Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huntington Intermediate Government Income Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide investors with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 173 of this prospectus and in the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor normally invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of government sponsored enterprises (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

The Fund may invest in mortgage-related securities including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

		The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts and Hybrid Instruments Risk. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks. For additional information regarding these risks, see the “Investment Risks” section in the Fund’s Statement of Additional Information.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise as quickly as the prices of other fixed-income securities.

		For more information, please see “Principal Investment Strategies and Risks.”
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

		Updated performance information will be available at www.huntingtonfunds.com, or by calling 800-253-0412.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The unmanaged BIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index. The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-253-0412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4 2008 5.38% Worst Quarter Q2 2004 (2.49)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.
Huntington Intermediate Government Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
2004	rr_AnnualReturn2004	2.67%
2005	rr_AnnualReturn2005	1.33%
2006	rr_AnnualReturn2006	3.51%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	7.88%
2009	rr_AnnualReturn2009	1.86%
2010	rr_AnnualReturn2010	4.64%
2011	rr_AnnualReturn2011	5.05%
2012	rr_AnnualReturn2012	1.68%
2013	rr_AnnualReturn2013	(2.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Huntington Intermediate Government Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	507
3 Years	rr_ExpenseExampleYear03	787
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	$ 1,938
1 Year	rr_AverageAnnualReturnYear01	(6.74%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.55%	[1]
Huntington Intermediate Government Income Fund | Returns after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.72%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.21%	[2]
Huntington Intermediate Government Income Fund | Returns after taxes on distributions and sales of Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.58%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[2]
Huntington Intermediate Government Income Fund | Barclays Intermediate Government/Credit Index (BIGC) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.86%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.09%	[3]
Huntington Intermediate Government Income Fund | Merrill Lynch U.S. Treasuries/Agencies 1-10 Year Index (MLTA 1-10) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.56%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[4]
10 Years	rr_AverageAnnualReturnYear10	3.72%	[4]

[1]	(with 3.75% sales charge)
[2]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[3]	The unmanaged BIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.
[4]	The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.